EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2021	Mar. 31, 2020
Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	3.32%	3.96%
Actuarial assumption of expected rates of salary increases, pension obligation	3.65%	3.66%
Actuarial assumption of discount rates, net pension cost	3.96%	3.33%
Actuarial assumption of expected rates of salary increases, net pension cost	3.66%	3.66%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	1.06%	1.46%
Actuarial assumption of expected rates of salary increases, pension obligation	3.01%	2.92%
Actuarial assumption of discount rates, net pension cost	1.46%	1.64%
Actuarial assumption of expected rates of salary increases, net pension cost	2.92%	2.92%